Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events
21.	Subsequent Events

Discontinued business of FPC production line

After the final evaluation on the viability of our FPC business based on its performance in the third quarter of 2012, we have decided to discontinue our FPC business by the end of March 2013, as this business has been generating losses since its initial production.

On January 22, 2013, a subsidiary of the Company has entered into a sales and purchase contract for the assets with a third party at a consideration of $5,138.